Business Combination (Tables)	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Schedule of purchase price

The allocation of the purchase price is as follows:

Fixed assets – equipment	$15,000
Intangibles:
Customer relationships	82,000
Non compete agreement	32,000
Other intangibles, including trade name	21,000
Goodwill	50,000
Total	$200,000